UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

CornerCap Fundametrics® Large-Cap ETF
FUNL (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the CornerCap Fundametrics® Large-Cap ETF for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at  https://www.cornercapfunl-etf.com/funldocuments. You can also request this information by contacting us at 800-617-0004.   This report describes important upcoming changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CornerCap Fundametrics® Large-Cap ETF	$8	0.15%
*	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$204,410,446
Number of Holdings	151
Net Advisory Fee	$145,465
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers [1]	(%)
Johnson & Johnson	2.2%
Wells Fargo & Co.	1.8%
Cisco Systems, Inc.	1.6%
First American Government Obligations Fund	1.6%
Citigroup, Inc.	1.3%
JPMorgan Chase & Co.	1.3%
AbbVie, Inc.	1.2%
Newmont Corp.	1.2%
ConocoPhillips	1.2%
Meta Platforms, Inc.	1.1%
1	Excludes collateral received for securities on loan.
Sector Breakdown (% of net assets)
UPCOMING CHANGES
The Board of Trustees for the AMP Trust approved an Agreement and Plan of Reorganization whereby the Fund would reorganize into iShares Large Cap Value Active ETF II, a newly created series of BlackRock ETF Trust, upon receiving shareholder approval. The Reorganization is expected to close in early 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cornercapfunl-etf.com/funldocuments.
CornerCap Fundametrics® Large-Cap ETF	PAGE 1	TSR-SAR-00777X660

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your CornerCap Investment Counsel Inc documents not be householded, please contact CornerCap Investment Counsel Inc at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by CornerCap Investment Counsel Inc or your financial intermediary.
CornerCap Fundametrics® Large-Cap ETF	PAGE 2	TSR-SAR-00777X660

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CornerCap Fundametrics® Large-Cap ETF
Ticker: FUNL
Semi-Annual Financial Statements
September 30, 2025

CORNERCAP FUNDAMETRICS® LARGE-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace/Defense - 2.0%
L3Harris Technologies, Inc.	3,160	$965,095
Lockheed Martin Corp.	2,941	1,468,177
RTX Corp.	10,167	1,701,244
		4,134,516
Agriculture - 1.6%
Altria Group, Inc.	27,225	1,798,484
Philip Morris International, Inc.	8,565	1,389,243
		3,187,727
Auto Manufacturers - 0.5%
Cummins, Inc.	2,277	961,737
Auto Parts & Equipment - 0.6%
Aptiv PLC(a)	14,447	1,245,620
Banks - 9.1%
Bank of America Corp.	33,295	1,717,689
Citigroup, Inc.	26,721	2,712,181
JPMorgan Chase & Co.	8,400	2,649,612
Morgan Stanley	6,258	994,772
Northern Trust Corp.	13,380	1,800,948
Regions Financial Corp.	71,151	1,876,252
Truist Financial Corp.	38,217	1,747,281
US Bancorp	30,724	1,484,891
Wells Fargo & Co.	42,916	3,597,219
		18,580,845
Beverages - 0.8%
PepsiCo, Inc.	11,065	1,553,969
Biotechnology - 1.2%
Corteva, Inc.	12,581	850,853
Gilead Sciences, Inc.	13,913	1,544,343
		2,395,196
Building Materials - 0.9%
Masco Corp.	18,444	1,298,273
Owens Corning	3,750	530,475
		1,828,748
Chemicals - 0.7%
DuPont de Nemours, Inc.	11,080	863,132
LyondellBasell Industries NV - Class A	12,011	589,019
		1,452,151
Commercial Services - 1.4%
Moody’s Corp.	3,076	1,465,653
S&P Global, Inc.	2,978	1,449,422
		2,915,075

The accompanying notes are an integral part of these financial statements.

1

CORNERCAP FUNDAMETRICS® LARGE-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - 3.0%
Accenture PLC - Class A	4,771	$1,176,528
Cognizant Technology Solutions Corp. - Class A	9,309	624,355
Leidos Holdings, Inc.	10,309	1,947,989
NetApp, Inc.	11,957	1,416,426
TE Connectivity PLC	4,675	1,026,303
		6,191,601
Cosmetics/Personal Care - 0.7%
Colgate-Palmolive Co.	18,251	1,458,985
Diversified Financial Services - 3.2%
Capital One Financial Corp.	4,607	979,356
Charles Schwab Corp/The	22,591	2,156,763
Mastercard, Inc. - Class A	3,078	1,750,797
Visa, Inc. - Class A	4,766	1,627,017
		6,513,933
Electric - 4.2%
Duke Energy Corp.	12,363	1,529,921
Entergy Corp.	11,967	1,115,205
Evergy, Inc.	10,887	827,630
PPL Corp.	43,712	1,624,338
Vistra Corp.	9,997	1,958,612
Xcel Energy, Inc.	19,895	1,604,532
		8,660,238
Electronics - 1.7%
Fortive Corp.	19,349	947,907
Honeywell International, Inc.	10,498	2,209,829
Ralliant Corp.	6,452	282,146
		3,439,882
Environmental Control - 1.2%
Pentair PLC	8,124	899,814
Waste Management, Inc.	7,169	1,583,131
		2,482,945
Food - 3.6%
General Mills, Inc.	23,879	1,203,979
Kraft Heinz Co/The	49,128	1,279,293
Kroger Co/The	23,989	1,617,099
Sysco Corp.	20,107	1,655,610
Tyson Foods, Inc. - Class A	28,950	1,571,985
		7,327,966
Gas - 0.4%
NiSource, Inc.	19,775	856,258

The accompanying notes are an integral part of these financial statements.

2

CORNERCAP FUNDAMETRICS® LARGE-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Products - 2.3%
GE HealthCare Technologies, Inc.	21,055	$1,581,230
Hologic, Inc.(a)	15,431	1,041,438
Medtronic PLC	7,128	678,871
Thermo Fisher Scientific, Inc.	2,902	1,407,528
		4,709,067
Healthcare-Services - 2.0%
Elevance Health, Inc.	3,860	1,247,244
HCA Healthcare, Inc.	4,571	1,948,160
UnitedHealth Group, Inc.	2,417	834,590
		4,029,994
Home Builders - 0.8%
Lennar Corp. - Class A	12,835	1,617,723
Household Products/Wares - 1.1%
Avery Dennison Corp.	6,343	1,028,645
Kimberly-Clark Corp.	9,289	1,154,994
		2,183,639
Insurance - 5.3%
American International Group, Inc.	8,202	644,185
Corebridge Financial, Inc.	22,113	708,722
Fidelity National Financial, Inc.	27,877	1,686,280
Hartford Financial Services Group Inc/The	12,933	1,725,133
MetLife, Inc.	18,345	1,511,078
Principal Financial Group, Inc.	15,520	1,286,763
Travelers Cos, Inc./The	5,593	1,561,677
Willis Towers Watson PLC(b)	4,670	1,613,251
		10,737,089
Internet - 5.2%
Alphabet, Inc. - Class A	8,941	2,173,557
Booking Holdings, Inc.	375	2,024,726
eBay, Inc.	18,608	1,692,398
Expedia Group, Inc.	8,360	1,786,950
Meta Platforms, Inc. - Class A	3,197	2,347,813
Pinterest, Inc. - Class A(a)	16,554	532,542
		10,557,986
Machinery-Construction & Mining - 1.3%
Caterpillar, Inc.	3,875	1,848,956
Westinghouse Air Brake Technologies Corp.	4,317	865,429
		2,714,385
Machinery-Diversified - 0.3%
Dover Corp.	4,039	673,826

The accompanying notes are an integral part of these financial statements.

3

CORNERCAP FUNDAMETRICS® LARGE-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - 1.6%
Comcast Corp. - Class A	51,071	$1,604,651
Walt Disney Co/The	13,813	1,581,588
		3,186,239
Mining - 1.2%
Newmont Corp.	28,887	2,435,463
Miscellaneous Manufacturing - 1.4%
3M Co.	9,961	1,545,748
Textron, Inc.(b)	16,819	1,421,037
		2,966,785
Office-Business Equipment - 0.4%
Zebra Technologies Corp. - Class A(a)	2,914	865,924
Oil and Gas - 6.3%
Chevron Corp.	13,212	2,051,691
ConocoPhillips	25,704	2,431,341
Coterra Energy, Inc.	55,520	1,313,048
Devon Energy Corp.	43,977	1,541,834
Dominion Energy, Inc.	13,591	831,361
EOG Resources, Inc.	10,686	1,198,114
Marathon Petroleum Corp.	3,617	697,141
Occidental Petroleum Corp.	30,274	1,430,447
Schlumberger NV	41,554	1,428,211
		12,923,188
Pharmaceuticals - 8.3%
AbbVie, Inc.	10,673	2,471,226
Bristol-Myers Squibb Co.	37,721	1,701,217
Cigna Group/The	3,931	1,133,111
CVS Health Corp.	28,614	2,157,210
Johnson & Johnson	23,983	4,446,928
Merck & Co., Inc.	23,915	2,007,186
Pfizer, Inc.	59,278	1,510,403
Zoetis, Inc.	10,919	1,597,668
		17,024,949
Private Equity - 0.8%
Blackstone, Inc.	9,136	1,560,886
Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	4,311	306,253
American Tower Corp.	1,685	324,059
CubeSmart	13,812	561,596
EastGroup Properties, Inc.(b)	4,586	776,226
Equinix, Inc.	399	312,513
Equity LifeStyle Properties, Inc.	10,058	610,521
First Industrial Realty Trust, Inc.	13,925	716,720

The accompanying notes are an integral part of these financial statements.

4

CORNERCAP FUNDAMETRICS® LARGE-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Investment Trusts (REITs) - (Continued)
Gaming and Leisure Properties, Inc.	12,676	$590,828
Host Hotels & Resorts, Inc.	35,926	611,460
Kimco Realty Corp.(b)	14,705	321,304
Lamar Advertising Co. - Class A(b)	5,849	716,035
NNN REIT, Inc.	15,422	656,515
Realty Income Corp.(b)	11,313	687,717
SBA Communications Corp.	2,419	467,714
VICI Properties, Inc.	11,054	360,471
WP Carey, Inc.	11,283	762,392
		8,782,324
Retail - 2.0%
Best Buy Co., Inc.	7,652	578,644
Home Depot Inc/The	1,777	720,023
TJX Cos., Inc.	6,943	1,003,541
Ulta Beauty, Inc.(a)	3,353	1,833,253
		4,135,461
Semiconductors - 3.8%
Advanced Micro Devices, Inc.(a)	8,767	1,418,413
Applied Materials, Inc.	5,429	1,111,533
Lam Research Corp.	15,994	2,141,597
NXP Semiconductors NV	2,621	596,880
QUALCOMM, Inc.	7,822	1,301,268
Teradyne, Inc.	8,980	1,236,007
		7,805,698
Software - 8.4%
Adobe, Inc.(a)	3,762	1,327,045
Akamai Technologies, Inc.(a)	5,680	430,317
Atlassian Corp. - Class A(a)	6,600	1,054,020
Broadridge Financial Solutions, Inc.	6,041	1,438,785
Electronic Arts, Inc.	9,686	1,953,666
Fiserv, Inc.(a)	4,331	558,396
Microsoft Corp.	3,288	1,703,020
MSCI, Inc.	2,340	1,327,739
Salesforce, Inc.	4,385	1,039,245
ServiceNow, Inc.(a)	777	715,058
SS&C Technologies Holdings, Inc.	18,255	1,620,314
Veeva Systems, Inc. - Class A(a)	3,305	984,592
Workday, Inc. - Class A(a)	6,022	1,449,676
Zoom Communications, Inc. - Class A(a)	17,910	1,477,575
		17,079,448
Telecommunications - 3.0%
Cisco Systems, Inc.	48,914	3,346,696
T-Mobile US, Inc.	6,507	1,557,646
Verizon Communications, Inc.	30,299	1,331,641
		6,235,983

The accompanying notes are an integral part of these financial statements.

5

CORNERCAP FUNDAMETRICS® LARGE-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - 1.7%
CSX Corp.	40,405	$1,434,782
FedEx Corp.	4,973	1,172,683
United Parcel Service, Inc. - Class B	10,028	837,639
		3,445,104
TOTAL COMMON STOCKS (Cost $166,380,155)		200,858,553

	Units
SHORT-TERM INVESTMENTS
Investments Purchased with Proceeds from Securities Lending - 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(c)	3,707,817	3,707,817
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,707,817)		3,707,817

	Shares
MONEY MARKET FUNDS - 1.6%
First American Government Obligations Fund - Class X, 4.05%(c)	3,323,170	3,323,170
TOTAL MONEY MARKET FUNDS (Cost $3,323,170)		3,323,170
TOTAL INVESTMENTS - 101.7% (Cost $173,411,142)		$207,889,540
Liabilities in Excess of Other Assets - (1.7)%		(3,479,094)
TOTAL NET ASSETS - 100.0%		$204,410,446

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $3,651,057.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

CORNERCAP FUNDAMETRICS® LARGE-CAP ETF
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 207,889,540
Dividends receivable	246,523
Dividend tax reclaims receivable	2,339
Security lending income receivable	862
Total assets	208,139,264
LIABILITIES:
Payable upon return of securities loaned	3,707,817
Payable to advisor	21,001
Total liabilities	3,728,818
NET ASSETS	$ 204,410,446
Net Assets Consists of:
Paid-in capital	$ 170,787,499
Total distributable earnings	33,622,947
Total net assets	$ 204,410,446
Net assets	$ 204,410,446
Shares issued and outstanding(a)	4,425,000
Net asset value per share	$46.19
Cost:
Investments, at cost	$173,411,142
Loaned Securities:
at value (included in investments)	$3,651,057

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

CORNERCAP FUNDAMETRICS® LARGE-CAP ETF
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,280,504
Less: Dividend withholding taxes	(806)
Less: Issuance fees	(31)
Interest income	591
Securities lending income	5,655
Total investment income	2,285,913
EXPENSES:
Investment advisory fee	484,883
Total expenses	484,883
Expense waiver by Advisor	(339,418)
Net expenses	145,465
Net investment income	2,140,448
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	2,693,550
In-kind redemptions	4,028,424
Net realized gain	6,721,974
Net change in unrealized appreciation (depreciation) on:
Investments	11,671,982
Net change in unrealized appreciation (depreciation)	11,671,982
Net realized and unrealized gain	18,393,956
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,534,404

The accompanying notes are an integral part of these financial statements.

8

CORNERCAP FUNDAMETRICS® LARGE-CAP ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income	$2,140,448	$3,653,795
Net realized gain	6,721,974	15,474,680
Net change in unrealized appreciation (depreciation)	11,671,982	(5,796,489)
Net increase in net assets from operations	20,534,404	13,331,986
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(3,479,504)
Total distributions to shareholders	—	(3,479,504)
CAPITAL TRANSACTIONS:
Shares sold	5,097,396	34,972,017
Shares redeemed	(12,769,969)	(53,819,133)
Net decrease in net assets from capital transactions	(7,672,573)	(18,847,116)
Net increase (decrease) in net assets	12,861,831	(8,994,634)
NET ASSETS:
Beginning of the period	191,548,615	200,543,249
End of the period	$204,410,446	$191,548,615
SHARES TRANSACTIONS
Shares sold	120,000	870,000
Shares redeemed	(300,000)	(1,320,000)
Total decrease in shares outstanding	(180,000)	(450,000)

The accompanying notes are an integral part of these financial statements.

9

CORNERCAP FUNDAMETRICS® LARGE-CAP ETF
FINANCIAL HIGHLIGHTS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,				Period Ended March 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$41.60	$39.67	$32.98	$35.27	$31.96	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.47	0.75	0.64	0.68	0.57	0.33
Net realized and unrealized gain (loss) on investments(c)	4.12	1.92	6.67	(2.37)	3.28	6.76
Total from investment operations	4.59	2.67	7.31	(1.69)	3.85	7.09
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.74)	(0.62)	(0.60)	(0.54)	(0.13)
Net realized gains	—	—	—	—	0.00(d)	—
Total distributions	—	(0.74)	(0.62)	(0.60)	(0.54)	(0.13)
Net asset value, end of period	$46.19	$41.60	$39.67	$32.98	$35.27	$31.96
Total return(e)	11.06%	6.65%	22.35%	−4.79%	12.11%	28.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$204,410	$191,549	$200,543	$152,384	$125,373	$96,835
Ratio of expenses to average net assets(f)
Before expense waiver	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
After expense waiver	0.15%	0.31%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(f)	2.21%	1.84%	1.85%	2.05%	1.68%	1.89%
Portfolio turnover rate(e)(g)	11%	29%	44%	60%	26%	6%

(a)	Inception date of the Fund was August 19, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
CornerCap Fundametrics® Large-Cap ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “AMP Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. CornerCap Investment Counsel, Inc. (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was August 19, 2020. The Fund seeks long-term capital appreciation as its investment objective.
The Fund is the successor to the CornerCap Fundametrics® Large-Cap ETF (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor Fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor Fund.

•	The Fund adopted the performance history of the Predecessor Fund.
Effective September 13, 2024, the Advisor sold its advisory account assets to EP Wealth Advisors, LLC (“EP Wealth”) for cash consideration (the “Transaction”). Under the terms of the Transaction, EP Wealth and the Advisor agreed that the Advisor will continue to manage the Fund for a finite period. Upon the recommendation of the Advisor, the Board of the Trustees of the AMP Trust approved an Agreement and Plan of Reorganization whereby the Fund would reorganize out of the AMP Trust and into iShares Large Cap Value Active ETF II, as corresponding series of BlackRock ETF Trust, that was newly created specifically for such reorganization (the “Acquiring Fund”) (the “Reorganization”). The Reorganization is intended to be tax-free for U.S. federal income tax purposes.
The Fund and the Acquiring Fund will have identical principal investment strategies and principal investments risks. The Reorganization would result in the Acquiring Fund being under the supervision of a different Board of Trustees and receiving key services from different service providers. If approved by shareholders, the Reorganization is anticipated to take effect on or about February 27, 2026, or such other date as the parties may agree.
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.

11

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

12

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$200,858,553	$—	$—	$200,858,553
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,707,817
Money Market Funds	3,323,170	—	—	3,323,170
Total Investments	$204,181,723	$—	$—	$207,889,540

*	See the Schedule of Investments for further detail of investment classifications.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,707,817 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(B)
Securities Transactions, Investment Income and Expenses – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(C)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund holds interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.
(E)
REIT distribution – The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on

13

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(F)
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Executive Officer of the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. In connection with the Transaction, the Advisor has entered into a Fee Waiver Agreement with respect to the Fund pursuant to which it has agreed to reduce the unitary management fee it receives for its advisory services from 0.50% to 0.15% effective on September 13, 2024. The Fee Waiver is not subject to recoupment by the Advisor. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
The Advisor pays any Trust-level expenses allocated to the Fund.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended September 30, 2025 were as follows:

Purchases	$26,095,576
Sales	$21,698,494

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended September 30, 2025 were as follows:

Purchases In-Kind	$—
Sales In-Kind	$12,693,604

NOTE 5 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

14

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
NOTE 6 – SUBSEQUENT EVENTS
See Note 1 for organizational changes approved subsequent to September 30, 2025.
NOTE 7 – FEDERAL INCOME TAX INFORMATION
At March 31, 2025, the components of distributable earnings for income tax purposes were as follows:

Tax Cost of Investments	$181,523,025
Unrealized Appreciation	29,863,794
Unrealized Depreciation	(7,129,604)
Net Unrealized Appreciation on Investments	22,734,190
Undistributed Ordinary Income	993,803
Other Accumulated Gain/(Loss)	(10,639,450)
Total Distributable Earnings	$13,088,543

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. In this Fund the reclass is due to redemption in kind tax adjustments. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2025, permanent differences in book and tax accounting have been reclassified to capital, and distributable earnings as follows:

Distributable Earnings	Paid In Capital
$(14,451,863)	$ 14,451,863

The tax character of distributions paid during the period ended September 30, 2025 and year ended March 31, 2025 were as follows:

Distributions Paid From:	Six Months Ended September 30, 2025	Year Ended March 31, 2025
Ordinary Income	$—	$3,479,504
Total Distributions Paid	$—	$3,479,504

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund had no late year ordinary losses or post October capital losses as of March 31, 2025.
At March 31, 2025, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(5,982,152)	$(4,657,298)	$ (10,639,450)

15

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
NOTE 8 – SECURITIES LENDING
The Fund may lend securities in its portfolio to approved brokers, dealers and financial institutions under terms of participation in a securities lending program, which is administered by U.S. Bank N.A. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 102% of the then current market value of any other loaned securities. The custodian marks loaned securities and collateral to market daily. Each borrower is required, if necessary, to deliver additional collateral to ensure the value will equal at least 100% of the market value of the loaned securities.
The cash collateral is invested by the U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. Additionally, the Fund is subject to the risk of loss from investments that it makes with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Fund, if any, is reflected in the Schedule of Investments and is included in the Statement of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Fund is included on the Statement of Assets and Liabilities as “Payable upon return of securities loaned.” The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral received is invested in Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”) which is redeemable upon demand. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to U.S. Bank N.A. for administering the securities lending program. The fees and interest income, net of any fees, earned through the securities lending program are reflected as “Securities lending income” in the Statement of Operations.
Management has elected not to offset the value of securities on loan and collateral received. As of September 30, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities Loaned	Fund Collateral Received*
$3,651,057	$ 3,707,817

*	The cash collateral received was invested in the Mount Vernon, with an overnight and continuous maturity, as shown on the Statement of Assets and Liabilities.

16

CornerCap Fundametrics® Large-Cap ETF
Additional Information
September 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	11/21/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	11/21/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	11/21/2025